Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Accumulated Other Comprehensive Income (Loss)

The following table sets forth the components in accumulated other comprehensive income (loss) for each type of investment securities available-for-sale, investment securities held-to-maturity, and cash flow hedges:

	Held-to-Maturity Securities	Available-for-Sale Securities	Cash Flow Hedges	Accumulated Other Comprehensive Income (Loss) Net of Tax
	(Dollars in millions)
Accumulated other comprehensive income (loss) ("AOCI")
Balance at December 31, 2015, net of tax	$5	$—	$(3)	$2
Net unrealized loss, net of tax	—	17	(44)	(27)
Reclassifications out of AOCI	(1)	(4)	10	5
Balance at September 30, 2016, net of tax	$4	$13	$(37)	$(20)

Balance at December 31, 2014, net of tax	$—	$8	$—	$8
Net unrealized gain, net of tax	—	9	(5)	4
Transfer of net unrealized loss from AFS to HTM	5	(5)	—	—
Balance at September 30, 2015, net of tax	$5	$12	$(5)	$12

Stockholders' Equity

Preferred Stock

Preferred stock with a par value of $0.01 and a liquidation value of $1,000 and additional paid in capital attributable to preferred stock at December 31, 2015 is summarized as follows.

	Dividend Rate (1)	Earliest Redemption Date (1)	Shares Outstanding	Preferred Shares	Preferred Stock
	(Dollars in millions)
Series C Preferred Stock	9.0%	1/31/2012	266,657	$—	$267

(1)	Earliest redemption date at the Company's option.
Accumulated Other Comprehensive Income (Loss)

The following table sets forth the components in accumulated other comprehensive income (loss) for each type of investment securities available-for-sale, investment securities held-to-maturity, and cash flow hedges.

	Held-to-Maturity Securities	Available-for-Sale Securities (1)	Cash Flow Hedges	Accumulated Other Comprehensive Income (Loss) Net of Tax
	(Dollars in millions)
Accumulated other comprehensive income (loss) ("AOCI")
Balance at December 31, 2014, net of tax	$—	$8	$—	$8
Net unrealized loss, net of tax	—	(5)	(5)	(10)
Reclassifications out of AOCI (1)	—	2	2	4
Transfer of net unrealized loss from AFS to HTM	5	(5)	—	—
Balance at December 31, 2015, net of tax	$5	$—	$(3)	$2

Balance at December 31, 2013, net of tax	$—	$(5)	$—	$(5)
Net unrealized gain, net of tax	—	13	—	13
Reclassifications out of AOCI (1)	—	—	—	—
Balance at December 31, 2014, net of tax	$—	$8	$—	$8

Balance at December 31, 2012, net of tax	$—	$(2)	$—	$(2)
Net unrealized gain, net of tax	—	(3)	—	(3)
Reclassifications out of AOCI (1)	—	—	—	—
Balance at December 31, 2013, net of tax	$—	$(5)	$—	$(5)

(1)	Reclassifications are reported in other noninterest income on the Consolidated Statement of Operations.